Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Investments [Line Items]
Initial investment cost	$ 2,739,989
Gains and losses on changes in fair value	116,773
Short-term investments	$ 627,090	$ 1,134,178	$ 1,412,101
Minimum [Member]
Short-Term Investments [Line Items]
Investment interest rate	5.60%
Maximum [Member]
Short-Term Investments [Line Items]
Investment interest rate	7.00%